STOCK COMPENSATION EXPENSE (Tables)	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Earnings Per Share Basic And Diluted Before Stock Based Compensation [Table Text Block]
Net income (loss) before and after stock-based compensation is as follows:

	Three months ended
(in thousands except per share data)	March 31,
	2014	2015

Net income (loss)	$(26,638)	$11,647

Net income (loss) per share
Basic	$(0.94)	$0.29
Diluted	$(0.94)	$0.27

Number of shares used for computing
(weighted average)
Basic	28,312	40,207
Diluted	28,312	42,879

Stock-based compensation (ASC 718)
Cost of products and services sold	10	0
Research and development	343	459
Selling, general and administrative	419	1,292
Total	772	1,751

Net income (loss) before stock-based compensation	(25,866)	13,398

Net income (loss) before stock-based compensation per share
Basic	$(0.91)	$0.33
Diluted	$(0.91)	$0.31